VIA EDGAR

November 18, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 33-175770 and 811-22588), on behalf of the BPV Low Volatility 200 Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 7 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding the Fund as a new series of the Trust. The Amendment contains a Prospectus for the Fund, a Statement of Additional Information for all series of the Trust, Part C, and the signature page.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

CC:	Reed Keller, President of the Trust